iVoiceIdeas, Inc. - Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
Current Assets:
Cash	$ 31,104		$ 44,922
TOTAL CURRENT ASSETS	31,104		44,922
Other Assets
Intangible Property	90,500		45,625
Less Accumulated Depreciation	(7,000)
Total Other Assets	83,500		45,625
Total Assets	114,604		90,547
Stockholders' Equity
Preferred Stock	500	[1]
Common Stock	1,736	[2]	1,615	[3]
Additional paid-in capital	267,889		137,110
Deficit accumulated during the development stage	(155,521)		(48,178)
Total Stockholders' Equity	114,604		90,547
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 114,604		$ 90,547

[1]	Series A, $0.0001 par value, 10,000,000 shares authorized, 5,000,000 and zero issued and outstanding at 12/31/11 and 12/31/10, respectively.
[2]	$0.0001 par value, 190,000,000 shares authorized; 17,362,500 issued and outstanding at 12/31/11
[3]	$0.0001 par value, 190,000,000 shares authorized; 16,142,500 issued and outstanding at 12/31/10